Subsequent Events - Issuance of Preferred Stock and Warrants (Details)			1 Months Ended	2 Months Ended		3 Months Ended
	Aug. 15, 2024 USD ($) shares	Aug. 06, 2024 USD ($) shares	Jul. 31, 2025	Sep. 30, 2025	Mar. 31, 2025	Jun. 30, 2025	Aug. 08, 2024 USD ($) vote $ / shares shares	Jun. 30, 2024 $ / shares	Mar. 04, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 27, 2023 $ / shares	Dec. 31, 2022 $ / shares
Subsequent Event [Line Items]
Preferred stock, par value (in dollars per share) | $ / shares											$ 0.0001
Subsequent Event | Private Placement
Subsequent Event [Line Items]
Issuance of penny warrants in connection with Series A Preferred Temporary Equity | $		$ 20,400,000
Subsequent Event | Private Placement | Forecast
Subsequent Event [Line Items]
Issuance of penny warrants in connection with Series A Preferred Temporary Equity | $	$ 5,100,000
Common Class A
Subsequent Event [Line Items]
Common stock, par value (in dollars per share) | $ / shares								$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common Class A | Subsequent Event
Subsequent Event [Line Items]
Common stock, par value (in dollars per share) | $ / shares									$ 0.0001
Common Class A | Subsequent Event | Private Placement
Subsequent Event [Line Items]
Class A Common Stock issuable upon exercise of warrants (in shares) | shares							5,000,000
Common stock, par value (in dollars per share) | $ / shares							$ 0.0001
Redeemable Convertible Preferred Stock | Subsequent Event | Private Placement
Subsequent Event [Line Items]
Number of non-convertible redeemable preferred stock shares available (in shares) | shares							25,510
Preferred stock, par value (in dollars per share) | $ / shares							$ 0.0001
Class A Common Stock issuable upon exercise of warrants (in shares) | shares		20,408
Number of votes per share of preferred stock | vote							1
Percentage of cash dividends on each subsequent dividend payment date							1
Conversion price (in dollars per share) | $ / shares							$ 5.00
Initial stated value | $							$ 1,000
Redeemable Convertible Preferred Stock | Subsequent Event | Private Placement | Forecast
Subsequent Event [Line Items]
Number of non-convertible redeemable preferred stock shares available (in shares) | shares	5,102
Warrants unissued (in shares) | shares	1,000,000
Minimum percentage of cash dividends declared on dividend payment date			0.50	1	0.50	0.50
Redeemable Convertible Preferred Stock | Subsequent Event | Private Placement | Anniversary Period 1
Subsequent Event [Line Items]
Dividend rate							0.1200
Redeemable Convertible Preferred Stock | Subsequent Event | Private Placement | Anniversary Period 2
Subsequent Event [Line Items]
Dividend rate							0.1600
Redeemable Convertible Preferred Stock | Subsequent Event | Private Placement | Anniversary Period 3
Subsequent Event [Line Items]
Dividend rate							0.2000
Common Stock | Subsequent Event | Private Placement
Subsequent Event [Line Items]
Class A Common Stock issuable upon exercise of warrants (in shares) | shares							4,000,000